FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - Tailwind Two Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement on March 9, 2021	$ 18,914,000
Change in fair value	386,000
Transfer to Level 1	(11,500,000)
Transfer to Level 2	(7,800,000)
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement on March 9, 2021	7,644,000
Change in fair value	156,000
Transfer to Level 2	(7,800,000)
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement on March 9, 2021	11,270,000
Change in fair value	230,000
Transfer to Level 1	(11,500,000)
Fair Value, Inputs, Level 1 [Member] | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of transfers in or out of Level 3	11,500,000
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of transfers in or out of Level 3	$ 7,800,000